Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment [Table Text Block]
As of June 30, 2022 and December 31, 2021, the Company’s equipment was as follows:

	June 30, 2022	December 31, 2021
Laboratory equipment	$8,761,701	$7,431,988
Animal facility	8,357,667	8,357,667
Animal facility equipment	1,143,213	1,253,879
Construction-in-progress	916,224	4,608,778
Leasehold improvements	8,758,850	5,700,364
Vehicles	192,683	135,593
Office furniture and equipment	1,219,696	46,202

Less: accumulated depreciation and amortization	4,512,961	3,220,016

Property, plant and equipment, net	$24,837,073	$24,314,455

As of December 31, 2021 and 2020, the Company’s equipment was as follows:

	2021	2020
Laboratory equipment	$7,431,988	$5,205,346
Animal facility	8,357,667	3,371,125
Animal facility equipment	1,253,879	1,003,629
Construction-in-progress	4,608,778	6,729,673
Leasehold improvements	5,700,364	185,971
Vehicles	135,593	96,693
Office furniture and equipment	46,202	20,219

Less: accumulated depreciation and amortization	3,220,016	1,767,186

Property, plant and equipment net	$24,314,455	$14,845,470

Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment [Table Text Block]
The Company has several ongoing construction projects related to the expansion of its operating capacity. As of June 30, 2022 and December 31, 2021, the Company’s
construction-in-progress
was as follows:

	June 30, 2022	December 31, 2021
New office space at Headquarters	$525,626	$11,183
Laboratory space at Headquarters	—	2,506,482
Laboratory equipment at Headquarters	189,249	246,801
IT equipment at Headquarters	63,538	212,209
Software	137,811	137,811
Bioreactors	—	1,280,728
Other	—	213,564

Total construction-in-progress	$916,224	$4,608,778

The Company has several ongoing construction projects related to the expansion of its operating capacity. As of December 31, 2021 and 2020, the Company’s construction-in-progress
was as follows:

	2021	2020
200L commercial facility	$—	$4,148,113
200L commercial facility equipment	—	486,381
New animal barn (#6)	—	1,551,167
New office space (at Headquarters)	11,183	477,907
Laboratory space at Headquarters	2,506,482	—
Lab equipment at Headquarters	246,801	—
IT equipment for new office space	212,209	—
Software	137,811	—
Bioreactors	1,280,728	—
Other	213,564	66,105

Total construction-in-progress	$4,608,778	$6,729,673